INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2014
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 3  INTANGIBLE ASSETS

Intangible assets consist of:

	September 30, 2014	December 31, 2013
Technology license	$370,000	$-
Customer relationships	2,607,000	227,000
	2,997,000	227,000
Less accumulated amortization	(54,851)	-
Total	$2,922,149	$227,000

On January 15, 2014, the Company s wholly owned subsidiary, AES Water Solutions, entered into a sublicense agreement granting exclusive use of licensed frac water recycling technology and the associated water treatment system.  AES paid a sublicense fee of $370,000, which fee was paid via issuance of a 10% promissory note by both the Company and AES. The note was paid in full on July 8, 2014. The agreement remains in force on an exclusive basis for so long as AES Water Solutions or its designees continue to use the water recycling technology.